INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2023	NexPoint Climate Tech Fund

Shares		Value ($)
Common Stock — 97.2%
CONSUMER DISCRETIONARY — 1.9%
3,682	BorgWarner, Inc.	180,087

CONSUMER STAPLES — 8.7%
7,000	Darling Ingredients, Inc.(a)(b)	446,530
32,400	Primo Water Corp.(a)	406,296

		852,826

ENERGY — 4.0%
26,200	Clean Energy Fuels Corp.(b)(c)	129,952
9,300	New Fortress Energy, Inc., Class A(a)	249,054
15,000	Ur-Energy, Inc.(b)	15,750

		394,756

HEALTHCARE — 1.7%
23,381	Heron Therapeutics, Inc.(a)(b)	27,122
64,770	Paratek Pharmaceuticals, Inc.(b)	143,142

		170,264

INDUSTRIALS — 19.8%
2,100	Advanced Drainage Systems, Inc.(a)	238,938
12,000	Bloom Energy Corp., Class A(a)(b)(c)	196,200
2,150	Chart Industries, Inc.(a)(b)(c)	343,548
68,500	Emeren Group Ltd. ADR(b)(c)	259,615
39,000	Genuit Group PLC	145,524
900	MasTec, Inc.(b)	106,173
80,000	Planet Labs PBC(b)(c)	257,600
4,219	Shoals Technologies Group, Inc., Class A(b)	107,838
9,000	Stem, Inc.(b)(c)	51,480
12,600	Sunrun, Inc.(a)(b)	225,036

		1,931,952

INFORMATION TECHNOLOGY — 4.8%
600	ON Semiconductor Corp.(a)(b)	56,748
1,530	SolarEdge Technologies, Inc.(a)(b)	411,647

		468,395

MATERIALS — 26.6%
24,650	Aspen Aerogels, Inc.(a)(b)	194,489
2,000	Crown Holdings, Inc.(a)	173,740
22,855	Ecovyst, Inc.(a)(b)	261,918
3,200	Freeport-McMoRan, Inc.(a)	128,000
3,600	Minerals Technologies, Inc.(a)	207,684
6,982	MP Materials Corp.(b)(c)	159,748
250,000	MPM Holdings, Inc.(b)(d)	1,250,000
5,265	Teck Resources, Ltd., Class B	221,656

		2,597,235

REAL ESTATE — 0.0%
10,266	Spirit MTA, REIT(e)	1,018

UTILITIES — 29.7%
7,000	AES Corp.(a)	145,110
38,650	Altus Power, Inc., Class A(b)	208,710
16,500	Atlantica Sustainable Infrastructure PLC(a)	386,760
8,200	Brookfield Renewable Partners L.P.(c)	241,818
16,000	Clearway Energy, Inc., Class C(a)	456,960
3,100	Constellation Energy Corp.(a)	283,805
5,600	NextEra Energy Partners L.P.(c)	328,384

Shares		Value ($)
Common Stock (continued)
UTILITIES (continued)
7,600	RWE	330,586
10,920	Sunnova Energy International, Inc.(a)(b)	199,945
12,200	Vistra Corp.(a)	320,250

		2,902,328

	Total Common Stock (Cost $9,962,032)	9,498,861

Preferred Stock — 7.2%
UTILITIES — 7.2%
16,494	Brookfield Renewable Partners L.P. 6.05%(f)(g)	249,171
10,000	NextEra Energy, Inc. 6.93%, 09/01/2025	452,900

	Total Preferred Stock (Cost $767,400)	702,071

Master Limited Partnership — 3.1%
ENERGY — 3.1%
24,072	Energy Transfer L.P. (a)	305,714

	Total Master Limited Partnership (Cost $260,241)	305,714

Exchange-Traded Funds — 1.0%
500	ProShares Ultra Bloomberg Natural Gas (b)	34,495
3,530	ProShares Ultra VIX Short-Term Futures ETF (b)	65,270

	Total Exchange-Traded Funds (Cost $269,408)	99,765

Contracts
Purchased Call Options(b) — 0.4%
90	Total Purchased Call Options (Cost $15,579)	32,325

Contracts
Purchased Put Options(b) — 0.0%
165	Total Purchased Put Options (Cost $116,576)	1,615

Warrants — 0.0%

Units
ENERGY — 0.0%
15,000	Ur-Energy, Inc., Expires 10/08/2023(b)	—

	Total Warrants (Cost $150)	—

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2023	NexPoint Climate Tech Fund

Principal Amount ($)/Shares		Value ($)
Repurchase Agreements(h)(i) — 6.1%
249,000	Bank of America Securities, Inc. 5.06%, dated 06/30/2023 to be repurchased on 07/03/2023, repurchase price $249,011 (collateralized by U.S. Government obligations, ranging in par value $488 - $29,693, 2.000% - 6.500%, 04/01/2035 - 09/01/2061; with total market value $253,980)	249,000
249,000	RBC Dominion Securities, Inc. 5.06%, dated 06/30/2023 to be repurchased on 07/03/2023, repurchase price $249,011 (collateralized by U.S. Government obligations, ranging in par value $0 - $53,128, 0.000% - 7.500%, 07/31/2023 - 05/20/2053; with total market value $253,980)	249,000
95,946	Citigroup Global Markets, Inc. 5.07%, dated 06/30/2023 to be repurchased on 07/03/2023, repurchase price $95,950 (collateralized by U.S. Government obligations, ranging in par value $16 - $17,184, 0.000% - 6.500%, 10/31/2024 - 08/20/2067; with total market value $97,865)	95,946

	Total Repurchase Agreements (Cost $593,946)	593,946

Cash Equivalents — 2.2%
MONEY MARKET FUND(j) — 2.2%
219,732	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.000%	219,732

	Total Cash Equivalents (Cost $219,732)	219,732

Total Investments - 117.2% (Cost $12,205,064)		11,454,029

Securities Sold Short — (28.7)%
Exchange-Traded Funds — (19.3)%
(1,900)	iShares Exponential Technologies ETF	(105,640)
(436)	iShares Semiconductor ETF	(221,165)
(9,200)	iShares U.S. Home Construction ETF	(786,048)
(4,300)	iShares U.S. Real Estate ETF	(372,122)
(6,900)	ProShares Ultra S&P500	(401,235)

	Total Exchange-Traded Funds (Proceeds $1,580,640)	(1,886,210)

Shares		Value ($)
Common Stock — (9.4)%
CONSUMER STAPLES — (0.6)%
(323)	WD-40 Co.	(60,934)

FINANCIALS — (0.9)%
(7,000)	Blue Owl Capital, Inc., Class A	(81,550)

INDUSTRIALS — (1.9)%
(3,637)	Fluence Energy, Inc., Class A (k)	(96,890)
(266)	Generac Holdings, Inc. (k)	(39,669)
(1,250)	NEXTracker, Inc., Class A (k)	(49,762)

		(186,321)

INFORMATION TECHNOLOGY — (2.4)%
(1,200)	Itron, Inc. (k)	(86,520)
(1,000)	Universal Display Corp.	(144,130)

		(230,650)

MATERIALS — (3.6)%
(150)	Avery Dennison Corp.	(25,770)
(400)	DuPont de Nemours, Inc.	(28,576)
(320)	Ecolab, Inc.	(59,741)
(360)	Nucor Corp.	(59,033)
(190)	Packaging Corp of America	(25,110)
(200)	PPG Industries, Inc.	(29,660)
(1,000)	Southern Copper Corp.	(71,740)
(500)	Steel Dynamics, Inc.	(54,465)

		(354,095)

	Total Common Stock (Proceeds $828,054)	(913,550)

	Total Securities Sold Short - (28.7)% (Proceeds $2,408,694)	(2,799,760)

Other Assets & Liabilities, Net - 11.5%(l)		1,120,788

Net Assets - 100.0%		9,775,057

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $5,665,494.
(b)	Non-income producing security.
(c)

Securities (or a portion of securities) on loan. As of June 30, 2023, the fair value of securities loaned was $1,166,987. The loaned securities were secured with cash and/or securities collateral of $1,196,818. Collateral is calculated based on prior day’s prices.

(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$1,250,000	12.8%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2023	NexPoint Climate Tech Fund

(e)

Securities with a total aggregate value of $1,018, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2023.

(g)	Perpetual security with no stated maturity date.
(h)	Tri-Party Repurchase Agreement.
(i)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2023 was $593,946.
(j)	Rate reported is 7 day effective yield.
(k)	No dividend payable on security sold short.
(l)	As of June 30, 2023, $1,786,118 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2023	NexPoint Climate Tech Fund

Purchased options contracts outstanding as of June 30, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Delta Air Lines, Inc.	$42.50	Pershing	July 2023	40	$190,160	$2,945	$40
Invesco QQQ Trust	307.00	Pershing	July 2023	100	3,694,200	104,205	1,000
United Parcel Service, Inc.	165.00	Pershing	July 2023	25	448,125	9,426	575

						$116,576	$1,615

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
MP Materials Corp.	$22.50	Pershing	December 2023	15	$34,320	$5,588	$5,250
NRG Energy, Inc.	34.00	Pershing	July 2023	75	280,425	9,991	27,075

						$15,579	$32,325

Written options contracts outstanding as of June 30, 2023 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Invesco QQQ Trust	$285.00	Pershing	July 2023	(100)	$(3,694,200)	$(53,095)	$(500)
United Parcel Service, Inc.	145.00	Pershing	July 2023	(25)	$(448,125)	(1,824)	(125)

						$(54,919)	$(625)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Constellation Energy Corp.	$85.00	Pershing	July 2023	(31)	$283,805	$(8,741)	$(20,615)
NRG Energy, Inc.	37.00	Pershing	July 2023	(75)	280,425	(2,317)	(9,375)

						$(11,058)	$(29,990)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2023	NexPoint Funds II

Organization

NexPoint Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises one portfolio that is currently being offered. This report covers information for the period ended June 30, 2023 for the NexPoint Climate Tech Fund (the “Fund”).

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies established by NexPoint and approved by the Fund’s Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Valuation Committee in good faith in accordance with procedures established by NexPoint approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Pricing Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to its fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2023	NexPoint Funds II

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2023, the Fund’s investments consisted of common stocks, preferred stocks, master limited partnerships, exchange-traded funds, options, warrants, repurchase agreements, cash equivalents, and securities sold short.

The fair value of the Fund’s common stocks and preferred stocks, that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2023	NexPoint Funds II

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund as of June 30, 2023:

NexPoint Climate Tech Fund

Issuer	Shares at September 30, 2022	Beginning Value as of September 30, 2022 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Realized Gain/(Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of June 30, 2023 $	Shares at June 30, 2023	Affiliated Income $	Cap Gain Distributions $
Majority Owned, Not Consolidated
None
Other Affiliates
NexPoint Residential Trust, Inc. (Common Stock)	28,488	1,316,431	—	(1,275,693)	—	634,534	(675,272)	—	—	—	11,689
Highland Global Allocation Fund (Registered Investment Company)	37,597	327,846	—	(375,218)	—	(59,785)	107,157	—	—	12,294	23,043
NexPoint Diversified Real Estate Trust (Real Estate Investment Trust)	118,673	1,489,346	—	(1,641,247)	—	(417,903)	569,804	—	—	—	53,403
Other Controlled
None

Total	184,758	3,133,623	—	(3,292,158)	—	156,846	1,689	—	—	12,294	88,135

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.